INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2013
INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET [Abstract]
Schedule of Financing Expense
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Amortization on debt	$20,860	$11,939	$19,073
Changes in fair value, (total level 3 changes in fair value as reported in Note 14D)	1,792	10,827	(2,053)
Changes in fair value on debentures, derivatives and warrants - other than level 3 as reported in Note 14D	--	1,284	(5,624)
Exchange rate difference (mainly due to the effect of the NIS/USD exchange rate changes on our NIS denominated debentures)	4,038	2,707	(1,327)
Others	1,148	826	2,436
Other financing expenses, net	$27,838	$27,583	$12,505